Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 48.9%
BlackRock Advantage Emerging Markets Fund, Class K	482,885	$5,852,572
BlackRock Tactical Opportunities Fund, Class K	424,574	6,054,427
Diversified Equity Master Portfolio	$31,299,590	31,299,590
International Tilts Master Portfolio	$8,648,877	8,648,877
iShares Developed Real Estate Index Fund, Class K	227,676	2,520,369
iShares MSCI EAFE Small-Cap ETF(b)	47,862	3,561,411

		57,937,246

Fixed-Income Funds — 45.2%
CoreAlpha Bond Master Portfolio	$16,846,821	16,846,821
iShares Core U.S. Aggregate Bond ETF	125,414	14,401,289
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	10,259	1,364,755
iShares TIPS Bond ETF	70,288	8,975,075
Master Total Return Portfolio	$11,983,001	11,983,001

		53,570,941

Security	Shares	Value

Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	5,041,437	$5,043,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	6,080,209	6,080,209

		11,124,167

Total Investments — 103.5% (Cost: $111,901,274)		122,632,354

Liabilities in Excess of Other Assets — (3.5)%		(4,126,294)

Net Assets — 100.0%		$118,506,060

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$5,603,740	$454,623		$—		$—	$(205,791)	$5,852,572	482,885	$29,637		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,373,808	1,670,692	(a)	—		(542)	—	5,043,958	5,041,437	9,866	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,042,706	4,037,503	(a)	—		—	—	6,080,209	6,080,209	372		—
BlackRock Tactical Opportunities Fund, Class K	5,176,584	748,048		—		—	129,795	6,054,427	424,574	—		—
CoreAlpha Bond Master Portfolio	14,328,474	2,741,972	(a)	—		(23,024)	(200,601)	16,846,821	$16,846,821	274,773		—
Diversified Equity Master Portfolio	27,839,641	—		(321,707	)(a)	5,380,681	(1,599,025)	31,299,590	$31,299,590	217,591		—
International Tilts Master Portfolio	7,644,872	526,847	(a)	—		824,984	(347,826)	8,648,877	$8,648,877	157,345		—
iShares Core U.S. Aggregate Bond ETF	12,277,341	2,477,346		—		—	(353,398)	14,401,289	125,414	165,577		—
iShares Developed Real Estate Index Fund, Class K	2,339,931	182,815		(305,054)		175	302,502	2,520,369	227,676	62,055		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,083,077	313,040		—		—	(31,362)	1,364,755	10,259	19,553		—
iShares MSCI EAFE Small-Cap ETF	3,271,368	—		—		—	290,043	3,561,411	47,862	33,954		—
iShares TIPS Bond ETF	7,430,889	1,827,650		(299,805)		1,993	14,348	8,975,075	70,288	270,844		—
Master Total Return Portfolio	10,291,413	1,868,620	(a)	—		88,875	(265,907)	11,983,001	$11,983,001	243,976		—

						$6,273,142	$(2,267,222)	$122,632,354		$1,485,543		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	22	10/15/21	$2,247	$22,333
TOPIX Index	2	12/09/21	365	1,947
S&P/TSE 60 Index	8	12/16/21	1,511	(43,796)
FTSE 100 Index	4	12/17/21	381	4,614
FTSE/MIB Index	15	12/17/21	2,204	(19,176)
MSCI EAFE Index	11	12/17/21	1,247	(55,146)
Russell 2000 E-Mini Index	34	12/17/21	3,741	(76,678)
10-Year U.S. Treasury Note	51	12/21/21	6,718	(67,658)

				(233,560)

Short Contracts
S&P 500 E-Mini Index	9	12/17/21	1,934	83,281
S&P 500 Micro E-Mini Index	23	12/17/21	494	21,286
Ultra U.S. Treasury Bond	11	12/21/21	2,107	51,205
5-Year U.S. Treasury Note	34	12/31/21	4,175	17,459

				173,231

				$(60,329)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	1,744,518	USD	1,376,765	Bank of America N.A.	12/15/21	$539
USD	652,071	AUD	883,389	Morgan Stanley & Co. International PLC	12/15/21	13,215
USD	196,636	EUR	166,000	Morgan Stanley & Co. International PLC	12/15/21	4,065
USD	17,069	JPY	1,880,000	Morgan Stanley & Co. International PLC	12/15/21	166
USD	1,304,427	JPY	143,672,618	Morgan Stanley & Co. International PLC	12/15/21	12,718

						30,703

EUR	3,356,419	USD	3,975,975	Bank of America N.A.	12/15/21	(82,313)
USD	1,290,192	CAD	1,634,810	Morgan Stanley & Co. International PLC	12/15/21	(497)

						(82,810)

						$(52,107)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$17,988,779	$—	$—	$17,988,779
Fixed-Income Funds	24,741,119	—	—	24,741,119
Money Market Funds	11,124,167	—	—	11,124,167

	$53,854,065	$—	$—	53,854,065

Investments Valued at NAV(a)				68,778,289

				$122,632,354

Derivative Financial Instruments(b)
Assets
Equity Contracts	$133,461	$—	$—	$133,461
Foreign Currency Exchange Contracts	—	30,703	—	30,703
Interest Rate Contracts	68,664	—	—	68,664
Liabilities
Equity Contracts	(194,796)	—	—	(194,796)
Foreign Currency Exchange Contracts	—	(82,810)	—	(82,810)
Interest Rate Contracts	(67,658)	—	—	(67,658)

	$(60,329)	$(52,107)	$—	$(112,436)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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